Note 13 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Compensation related	$ 2,222	$ 226
Professional services	373
Other taxes related	857	798
Forward liability	278
Others	76	65
Total	$ 3,806	$ 1,089